PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Other Provisions

	2025	2024
Labor and social security	2,856,792	3,390,452
Environmental restoration	10,005,737	9,793,122
Civil and other	1,203,286	1,603,869
Total	14,065,815	14,787,443

Schedule of Changes in Provisions
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2024	3,740,608	13,102,994	2,468,506	19,312,108
Increases (*)	2,926,024	4,698,691	1,210,200	8,834,915
Gain on net monetary position	(2,716,325)	(7,580,588)	(1,351,381)	(11,648,294)
Decreases (**)	(559,855)	(427,975)	(723,456)	(1,711,286)
Balance as of December 31, 2024	3,390,452	9,793,122	1,603,869	14,787,443
Increases (*)	1,373,379	3,266,967	725,880	5,366,226
Gain on net monetary position	(799,403)	(2,807,152)	(428,050)	(4,034,605)
Decreases (**)	(1,107,636)	(247,200)	(698,413)	(2,053,249)
Balance as of December 31, 2025	2,856,792	10,005,737	1,203,286	14,065,815
(*)    The increase in the environmental provision includes the effect resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2025 and 2024, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for its intended purposes.